PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment
A summary of property, plant and equipment is as follows:

	June 30,
	2019	2020
Buildings	$71,091	$67,520
Machinery	12,787	12,941
Software	13,683	14,222
Vehicles	4,912	4,675
Electronic and other equipment	33,913	36,647
Construction in progress	504	8,553

	$136,890	$144,558
Less: Accumulated depreciation and impairment	(60,884)	(66,508)

	$76,006	$78,050

Schedule of Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts
 as shown below:

	June 30,
	2019	2020
Buildings leased to others - at original cost	$22,096	$21,467
Less: Accumulated depreciation	(6,249)	(6,605)

Buildings leased to others - net	$15,847	$14,862